Segmented Information (Tables)	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of external revenues by geographical location [Table Text Block]
September 30, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$122,870	$122,870
High performance computing hosting	-	-	-	9,994	9,994
	$-	$-	$-	$132,864	$132,864

September 30, 2024	Canada	Sweden	Paraguay	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$50,401	$50,401
High performance computing hosting	-	-	-	4,488	4,488
	$-	$-	$-	$54,889	$54,889

Schedule of plant and equipment by geographical location [Table Text Block]
September 30, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Plant and equipment	$93,609	$17,670	$353,048	$-	$464,327
Right of use asset	2,787	1,812	-	13	4,612
	$96,396	$19,482	$353,048	$13	$468,939

March 31, 2025	Canada	Sweden	Paraguay	Bermuda	Total

Plant and equipment	$101,311	$25,953	$75,581	$3	$202,848
Right of use asset	2,918	2,588	-	40	5,546
	$104,229	$28,541	$75,581	$43	$208,394